Convertible Debentures - Schedule of Convertible Debentures (Parentheticals) (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Herald Investment Management Limited [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	18.00%
Debt instrument maturity date	Mar. 25, 2025
Debt instrument debt discount	$ 98,016	$ 282,945
1800 Diagonal Lending LLC [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	12.00%
Debt instrument maturity date	Nov. 15, 2024
Jeffrey Gardner [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	18.00%
Debt instrument maturity date	Sep. 15, 2021
James Marsh [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	18.00%
Debt instrument maturity date	Sep. 15, 2021
Roger Ponder [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	10.00%
Debt instrument maturity date	Mar. 31, 2024
Kings Wharf Opportunities Fund, LP [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	18.00%
Debt instrument maturity date	Mar. 25, 2025
Debt instrument debt discount	$ 142,266	181,894
Mast Hill Fund, L.P. [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	12.00%
Debt instrument maturity date	Dec. 07, 2024
Debt instrument debt discount	$ 272,148	407,890
FirstFire Global Opportunities Fund, LLC [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	12.00%
Debt instrument maturity date	Dec. 11, 2024
Debt instrument debt discount	$ 137,889	$ 206,666
Mast Hill Fund, L.P. [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	12.00%
Debt instrument maturity date	Jan. 11, 2025
Debt instrument debt discount	$ 254,085